Consolidated Statements of Cash Flow - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cash flows from operating activities
Net loss	$ (13,248,423)	$ (675,742)
Adjustments for:
Impairment and expected credit loss	131,389
Depreciation & amortization	202,604	424
Loss on settlement of digital assets consideration receivable	1,827,750
Unrealized loss on digital assets	1,422,490
Stock based compensation	7,728,000
Changes in operating assets and liabilities:
Increase in accounts receivable-trade	(2,065,849)	(464,011)
(Increase)/decrease in other receivable	(49,179)	157,381
Increase in advances to suppliers	(16,042)	(49,826)
Decrease in prepaid expenses	17,380	14,167
Increase in notes receivables-customers sales		(1,238)
Increase in due from related parties		(23,675)
Decrease in accrued and other liabilities	(1,488,257)	(280,962)
Increase (Decrease) in Accounts Payable	2,043,469	466,907
Decrease in contract liability		(27,396)
Increase in taxes payable	1,086	92,751
Decrease in operating lease liabilities	(177,974)
Cash used in operating activities	(3,671,556)	(791,220)
Cash flows from investing activities:
Acquisition of fixed assets	(4,161,535)	(23,765)
Acquisition of intangible assets	(191,244)
Increase in loans receivable	(28,036)
Cash used in investing activities	(4,380,815)	(23,765)
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs	3,499,986
(Repayment to) proceeds from related party payable	(719)	8,945
Proceeds from borrowings	200,000
Cash sourced in financing activities	3,699,267	8,945
Net increase/(decrease) in cash, cash equivalents, restricted cash	(4,353,104)	(806,040)
Effect of exchange rates on cash	54,893	206,840
Cash, cash equivalents at beginning of the year	4,569,283	943,435
Cash and cash equivalent at end of the year	271,072	344,235
Reconciliation of cash, cash equivalents & restricted cash to statements of cash flows
Cash & cash equivalents	271,072	344,235
Total cash, cash equivalents, and restricted cash	$ 271,072	$ 344,235